Capital and Reserves - Schedule of Share Purchase Warrants and Options Not Issued Under the Group’s Incentive Plan (Details)		12 Months Ended
		Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
CapitalCommitmentsLineItems [Line Items]
Options Issued, Expiry Date			Jun. 30, 2019
Options Issued, Beginning Balance		15,861,131	9,755,600
Options Issued, Issued		(36,400)	(38,000)
Options Issued, Expired		(508,100)	(27,000)
Options Issued, Ending Balance		19,847,431	15,861,131
Option and Warrant Derivative Grand Total, Beginning Balance		54,003,284	17,843,648
Option and Warrant Derivative Grand Total, Issued			42,444,376
Option and Warrant Derivative Grand Total, Exercised		(15,829,001)	(5,936,940)
Option and Warrant Derivative Grand Total, Expired		(2,862,724)	(347,800)
Option and Warrant Derivative Grand Total, Ending Balance		35,311,559	54,003,284
Cannon Point [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Beginning Balance	[1]	446,500	1,170,300
Options Issued, Issued	[1]
Options Issued, Exercised	[1]	(118,800)	(376,000)
Options Issued, Expired	[1]		(347,800)
Options Issued, Ending Balance	[1]	327,700	446,500
Cannon Point [Member] | Exercise Price Range 5 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]	$ 0.37	$ 0.37
Options Issued, Expiry Date	[1]	Jul. 23, 2017	Jul. 23, 2017
Options Issued, Beginning Balance	[1]	18,800	18,800
Options Issued, Issued	[1]
Options Issued, Exercised	[1]	(18,800)
Options Issued, Expired	[1]
Options Issued, Ending Balance	[1]		18,800
Cannon Point [Member] | Exercise Price Range 6 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]	$ 0.37	$ 0.37
Options Issued, Expiry Date	[1]	Jun. 30, 2019	Jun. 30, 2019
Options Issued, Beginning Balance	[1]	56,400	56,400
Options Issued, Issued	[1]
Options Issued, Exercised	[1]
Options Issued, Expired	[1]
Options Issued, Ending Balance	[1]	56,400	56,400
Cannon Point [Member] | Exercise Price Range 7 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]	$ 0.40	$ 0.40
Options Issued, Expiry Date	[1]	Jun. 30, 2019	Jun. 30, 2019
Options Issued, Beginning Balance	[1]	148,050	225,600
Options Issued, Issued	[1]
Options Issued, Exercised	[1]	(100,000)	(77,550)	[2]
Options Issued, Expired	[1]
Options Issued, Ending Balance	[1]	48,050	148,050
Cannon Point [Member] | Exercise Price Range 8 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]	$ 0.37	$ 0.37
Options Issued, Expiry Date	[1]	Mar. 10, 2021	Mar. 10, 2021
Options Issued, Beginning Balance	[1]	9,400	9,400
Options Issued, Issued	[1]
Options Issued, Exercised	[1]
Options Issued, Expired	[1]
Options Issued, Ending Balance	[1]	9,400	9,400
Cannon Point [Member] | Exercise Price Range 9 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]	$ 0.40	$ 0.40
Options Issued, Expiry Date	[1]	Mar. 10, 2021	Mar. 10, 2021
Options Issued, Beginning Balance	[1]	82,250	150,400
Options Issued, Issued	[1]
Options Issued, Exercised	[1]		(68,150)	[2]
Options Issued, Expired	[1]
Options Issued, Ending Balance	[1]	82,250	82,250
Cannon Point [Member] | Exercise Price Range 10 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]	$ 0.37	$ 0.37
Options Issued, Expiry Date	[1]	Dec. 15, 2021	Dec. 15, 2021
Options Issued, Beginning Balance	[1]	37,600	37,600
Options Issued, Issued	[1]
Options Issued, Exercised	[1]
Options Issued, Expired	[1]
Options Issued, Ending Balance	[1]	37,600	37,600
Cannon Point [Member] | Exercise Price Range 11 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]	$ 0.40	$ 0.40
Options Issued, Expiry Date	[1]	Dec. 12, 2022	Dec. 12, 2022
Options Issued, Beginning Balance	[1]	56,400	75,200
Options Issued, Issued	[1]
Options Issued, Exercised	[1]		(18,800)
Options Issued, Expired	[1]
Options Issued, Ending Balance	[1]	56,400	56,400
Cannon Point [Member] | Exercise Price Range 12 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]	$ 0.29	$ 0.29
Options Issued, Expiry Date	[1]	Dec. 08, 2024	Dec. 08, 2024
Options Issued, Beginning Balance	[1]	37,600	37,600
Options Issued, Issued	[1]
Options Issued, Exercised	[1]
Options Issued, Expired	[1]
Options Issued, Ending Balance	[1]	37,600	37,600
Cannon Point [Member] | Exercise Price Range 1 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]		$ 0.29
Options Issued, Expiry Date	[1]		Jan. 29, 2016
Options Issued, Beginning Balance	[1]		150,400
Options Issued, Issued	[1]
Options Issued, Exercised	[1]		(150,400)
Options Issued, Expired	[1]
Options Issued, Ending Balance	[1]
Cannon Point [Member] | Exercise Price Range 2 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]		$ 0.37
Options Issued, Expiry Date	[1]		Jan. 29, 2016
Options Issued, Beginning Balance	[1]		220,900
Options Issued, Issued	[1]
Options Issued, Exercised	[1]		(61,100)
Options Issued, Expired	[1]		(159,800)
Options Issued, Ending Balance	[1]
Cannon Point [Member] | Exercise Price Range 3 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]		$ 0.40
Options Issued, Expiry Date	[1]		Jan. 29, 2016
Options Issued, Beginning Balance	[1]		150,400
Options Issued, Issued	[1]
Options Issued, Exercised	[1]
Options Issued, Expired	[1]		(150,400)
Options Issued, Ending Balance	[1]
Cannon Point [Member] | Exercise Price Range 4 [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Exercise Price | $ / shares	[1]		$ 0.43
Options Issued, Expiry Date	[1]		Jan. 29, 2016
Options Issued, Beginning Balance	[1]		37,600
Options Issued, Issued	[1]
Options Issued, Exercised	[1]
Options Issued, Expired	[1]		(37,600)
Options Issued, Ending Balance	[1]
Mission Gold [Member]
CapitalCommitmentsLineItems [Line Items]
Warrants Issued, Beginning Balance	[1]	14,160,374	16,673,348
Warrants Issued, Issued	[1]
Warrants Issued, Exercised	[1]	(4,172,004)	(2,512,974)
Warrants Issued, Expired	[1]	(2,862,724)
Warrants Issued, Ending Balance	[1]	7,125,646	14,160,374
Mission Gold [Member] | Exercise Price Range 1 [Member]
CapitalCommitmentsLineItems [Line Items]
Warrants Issued, Exercise Price | $ / shares	[1]	$ 0.55	$ 0.55
Warrants Issued, Expiry Date		Jul. 09, 2020	Jul. 09, 2020	[1]
Warrants Issued, Beginning Balance	[1]	11,288,698	13,801,672
Warrants Issued, Issued	[1]
Warrants Issued, Exercised	[1]	(4,163,052)	(2,512,974)
Warrants Issued, Expired	[1]
Warrants Issued, Ending Balance	[1]	7,125,646	11,288,698
Mission Gold [Member] | Exercise Price Range 2 [Member]
CapitalCommitmentsLineItems [Line Items]
Warrants Issued, Exercise Price | $ / shares	[1]	$ 3.00	$ 3.00
Warrants Issued, Expiry Date		Sep. 14, 2017	Sep. 14, 2017	[1]
Warrants Issued, Beginning Balance	[1]	2,871,676	2,871,676
Warrants Issued, Issued	[1]
Warrants Issued, Exercised	[1]	(8,952)
Warrants Issued, Expired	[1]	(2,862,724)
Warrants Issued, Ending Balance	[1]		2,871,676
Financings [Member]
CapitalCommitmentsLineItems [Line Items]
Warrants Issued, Beginning Balance	[3]	39,396,410
Warrants Issued, Issued	[3]		42,444,376
Warrants Issued, Exercised	[3]	(11,538,197)	(3,047,966)
Warrants Issued, Expired	[3]
Warrants Issued, Ending Balance	[3]	27,858,213	39,396,410
Financings [Member] | Exercise Price Range 1 [Member]
CapitalCommitmentsLineItems [Line Items]
Warrants Issued, Exercise Price | $ / shares	[3]	$ 0.65	$ 0.65
Warrants Issued, Expiry Date		Jun. 10, 2021	Jun. 10, 2021	[3]
Warrants Issued, Beginning Balance	[3]	39,396,410
Warrants Issued, Issued	[3]		42,444,376
Warrants Issued, Exercised	[3]	(11,538,197)	(3,047,966)
Warrants Issued, Expired	[3]
Warrants Issued, Ending Balance	[3]	27,858,213	39,396,410

[1]	Pursuant to the acquisition of Cannon Point Resources Ltd. ("Cannon Point") and Mission Gold Ltd. ("Mission Gold") in October 2015 and December 2015 respectively, the Group exchanged options and warrants outstanding in these companies for options and warrants to purchase shares in the Company.
[2]	The numbers have been revised to correct a disclosure error in 2016 as 56,400 options exercised were incorrectly allocated to options with an expiry of June 30, 2019 instead of options with an expiry of March 10, 2021. There was no impact on loss and loss per share.
[3]	Refer to the 2016 prospectus and private placement financings in Note 7(b).